Share Capital - Summary of Dividends Declared and Recorded in the Consolidated Financial Statements (Detail) $ / shares in Units, $ in Millions	12 Months Ended
Dec. 31, 2019 CAD ($) $ / shares
Dividends per share one [member]
Disclosure of Dividends [line items]
Date Declared	Feb. 27, 2019
Record Date	Mar. 29, 2019
Payment Date	Apr. 15, 2019
Dividend per Share	$ 0.1450
Paid | $	$ 16.2
Dividends per share two [member]
Disclosure of Dividends [line items]
Date Declared	May 09, 2019
Record Date	Jun. 28, 2019
Payment Date	Jul. 15, 2019
Dividend per Share	$ 0.1450
Paid | $	$ 16.2
Dividends per share three [member]
Disclosure of Dividends [line items]
Date Declared	Aug. 07, 2019
Record Date	Sep. 30, 2019
Payment Date	Oct. 15, 2019
Dividend per Share	$ 0.1450
Paid | $	$ 16.2
Dividends per share four [member]
Disclosure of Dividends [line items]
Date Declared	Nov. 06, 2019
Record Date	Dec. 30, 2019
Payment Date	Jan. 15, 2020
Dividend per Share	$ 0.1450